Annual Total Returns [BarChart] - Great-West Lifetime 2020 Fund - Investor	Apr. 30, 2021
Bar Chart Table:
Annual Return 2017	12.43%
Annual Return 2018	(4.94%)
Annual Return 2019	16.44%
Annual Return 2020	11.31%